ACQUISITION OF BUSINESSES - Acquisition Completed in 2023 (Details) - Mobile Mini Solutions $ in Millions	Jan. 31, 2023 USD ($)
Disclosure of detailed information about business combination [line items]
Proportion of voting rights held in subsidiary	100.00%
Goodwill recognised as of acquisition date	$ 166
Customer-related intangible assets recognised as of acquisition date	53
Property, plant and equipment	255
Contingent and other non-cash consideration	55
Acquisition-related costs	$ 10
Brookfield Business Partners L.P. and Institutional Investors
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Consideration transferred	$ 419